Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets [Abstract]
Receivables, allowance for doubtful accounts	$ 51,470	$ 50,832
Preferred stock, par	$ 1	$ 1
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued	0	0
Common stock, par	$ 0.1667	$ 0.1667
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	190,244,741	189,801,119
Treasury stock, shares	21,795,051	19,621,069